Consolidated Statements of Changes In Shareholders' Equity - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2022	3,608,519
Balance at Mar. 31, 2022	$ 24,164,441	$ 0	$ 2,294,394	$ (19,717,089)	$ 6,741,746
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 6 and 9) (in shares)	17,595				17,594
Shares issued – exploration and evaluation assets (Notes 6 and 9)	$ 152,454	0	0	0	$ 152,454
Shares issued – private placement (Note 9) (in shares)	97,753
Shares issued – private placement (Note 9)	$ 1,661,807	0	0	0	1,661,807
Flow-through premium (Note 9)	(977,534)	0	0	0	(977,534)
Share issue costs	(99,624)	0	0	0	(99,624)
Share issue costs – agents warrants (Note 9)	$ (22,000)	0	22,000	0	0
Shares issued – options exercised (Note 9) (in shares)	13,000
Shares issued – options exercised (Note 9)	$ 156,278	0	(78,528)	0	77,750
Shares issued – warrants exercised (Note 9) (in shares)	212,750
Shares issued – warrants exercised (Note 9)	$ 1,059,017	0	0	0	1,059,017
Shares issued – PSU redeemed (Note 9) (in shares)	20,000
Shares issued – PSU redeemed (Note 9)	$ 355,000	0	(355,000)	0	0
Share-based payments (Notes 9 and 10)	0	0	815,428	0	815,428
Transfer of cancelled/forfeited options	0	0	(891,400)	891,400	0
Net loss and comprehensive loss	$ 0	0	0	956,578	956,578
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	0	1,806,894	(17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 6 and 9) (in shares)	29,900				29,900
Shares issued – exploration and evaluation assets (Notes 6 and 9)	$ 235,600	0	0	0	$ 235,600
Shares issued – private placement (Note 9) (in shares)	1,141,592
Shares issued – private placement (Note 9)	$ 7,047,668	0	0	0	7,047,668
Share issue costs	$ (480,415)	0	0	0	(480,415)
Shares issued – options exercised (Note 9) (in shares)	36,000
Shares issued – options exercised (Note 9)	$ 184,800	0	(53,400)	0	131,400
Share-based payments (Notes 9 and 10)	0	0	910,700	0	910,700
Transfer of cancelled/forfeited options	0	0	(860,158)	860,158	0
Net loss and comprehensive loss	0	0	0	(4,472,170)	(4,472,170)
Warrant premium on private placements (Note 9)	(377,911)	0	377,911	0	0
Flow-through premium on private placements (Note 9)	(20,143)	0	0	0	(20,143)
Finder fee warrants – private placement (Note 9)	(280,100)	0	280,100	0	0
Derivative liability (Note 9)	(823,597)	0	0	0	(823,597)
Subscriptions received in advance	$ 0	105,000	0	0	$ 105,000
Shares issued – for services (Note 9) (in shares)	30,900				30,900
Shares issued – for services (Note 9)	$ 187,872	0	0	0	$ 187,872
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 6 and 9) (in shares)	1,836,416				1,836,416
Shares issued – exploration and evaluation assets (Notes 6 and 9)	$ 6,866,449	0	0	0	$ 6,866,449
Shares issued – private placement (Note 9) (in shares)	3,292,971
Shares issued – private placement (Note 9)	$ 11,955,379	(105,000)	0	0	11,850,379
Share issue costs	(675,557)	0	0	0	(675,557)
Share-based payments (Notes 9 and 10)	0	0	872,879	0	872,879
Transfer of cancelled/forfeited options	0	0	(619,093)	619,093	0
Net loss and comprehensive loss	0	0	0	(3,615,375)	(3,615,375)
Warrant premium on private placements (Note 9)	(761,375)	0	761,375	0	0
Flow-through premium on private placements (Note 9)	(1,900,762)	0	0	0	(1,900,762)
Share issue costs – paid in finder’s warrants (Note 9)	$ (201,500)	0	201,500	0	0
Shares issued – RSU redeemed (Note 9) (in shares)	82,570
Shares issued – RSU redeemed (Note 9)	$ 224,591	0	(224,591)	0	0
Warrants expired	0	0	(22,001)	22,001	0
Transfer of net assets pursuant to spin-out	$ (1,964,105)	0	(151,183)	0	(2,115,288)
Balance (in shares) at Mar. 31, 2025	10,419,966
Balance at Mar. 31, 2025	$ 45,666,733	$ 0	$ 3,280,933	$ (24,455,404)	$ 24,492,262